Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 366,206
2026	108,093
2027	36,031
Total future minimum lease payments	510,330
Less: imputed interest	(18,343)
Present value of lease liabilities	$ 491,987	$ 370,684